Fair Value Measurement - Summary of Liabilities Measurement on Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Common stock warrant liabilities	$ 11,097	$ 32,308
Total fair value	11,097	32,308
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Liabilities:
Common stock warrant liabilities	11,097	32,308
Total fair value	$ 11,097	$ 32,308